General information (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Effect of Reorganization on Components of Equity	The resulting difference was recognized as a component of equity as follows:

Capital and reserves in number of shares	Class A ordinary shares	Class B ordinary shares	Shares	Particip. certificates
Reorganization transactions	180,341,159	903,670,701	(344,611)	(158,709)

Capital and reserves expressed in thousands of Euros	Ordinary shares	Share capital	Treasury shares	Additional paid in capital	Particip. certificates
Reorganization transactions	24,890	(302)	624	(125,136)	(164)

Schedule of Reconciliation Finance Costs and Finance Income
Reconciliation

in €‘000	2019	2020
Finance costs
Accrued interest on license fee payables	7,613	6,772
Interest on loans and borrowings	5,791	9,864
Other interest expense	35	22
Other finance costs
Foreign exchange losses	14,646	19,410
Other finance costs	23	—
Total for the period	28,108	36,068
Less Foreign exchange losses	(14,646)	(19,410)

Total for the period after presentation change (Note 10)	13,462	16,658

Reconciliation

in €‘000	2019	2020
Finance income
Interest income	4,236	6,661
Foreign exchange gains	13,111	33,216
Other financial income	98	1,856
Total for the period	17,445	41,733
Less Foreign exchange gains	(13,111)	(33,216)

Total for the period after presentation change (Note 9)	4,334	8,517